Subsequent Events (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 27, 2016	Jul. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jul. 27, 2016
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock			$ 631,481	$ 0	$ 7,520,493	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			441,999		326,469
Stock Issued During Period, Value, New Issues			$ 607,234
Subsequent Event [Member]
Subsequent Event [Line Items]
Lincoln Park Capital stock issuance, net of issuance costs ( in shares)	5,735,000
Proceeds from Issuance of Common Stock	$ 8,600,000
Shares Purchased, Price Per Share	$ 1.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,735,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.86
Class Of Warrant Or Rights Exercisable Term	5 years
Subsequent Event [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Lincoln Park Capital stock issuance, net of issuance costs ( in shares)	860,250
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Lincoln Park Capital stock issuance, net of issuance costs ( in shares)		133,690
Share Purchase Agreement, Maximum Amount Of Shares To Be Purchased							$ 10,000,000
Stock Issued During Period, Value, New Issues		$ 500,000
Stock Issued During Period, Shares, Issued for Services		52,500
Subsequent Event [Member] | Joseph Gunnar Co., LLC [Member]
Subsequent Event [Line Items]
Payments for Fees		$ 50,000
Additional Payments For Advisory Services		50,000
Subsequent Event [Member] | Fordham Financial Management, Inc. [Member]
Subsequent Event [Line Items]
Payments for Fees		50,000
Additional Payments For Advisory Services		$ 50,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Lincoln Park Capital stock issuance, net of issuance costs ( in shares)	860,250
Subsequent Event [Member] | Executives, Employees, Directors and Consultants [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		441,999
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,000,000